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                            DECHERT PRICE & RHOADS
                             1775 EYE STREET, N.W.
                            WASHINGTON, D.C. 20006
                                (202) 261-3300

                                  May 6, 1998

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20005

        Re:  The MainStay Funds
             File Nos. 33-2610 and 811-4550

Dear Sir/Madam:

        On behalf of the currently effective series of The MainStay Funds, a registered management investment company (the "Trust"), we hereby certify that, pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the form of prospectus that would have been filed under Rule 497(c) on behalf of the Trust does not differ from that contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 45 filed April 29, 1998. The text of Post Effective Amendment No. 45 was filed electronically (accession no. 0000950130-98-002195). The definitive form of the Trust's Statement of Additional Information is being filed pursuant to Rule 497(c) under the Act.

        Please do not hesitate to contact Jennifer B. McHugh at (202) 261-3370 or the undersigned at (202) 261-3314 if you have any questions regarding the attached filing.

                                                Sincerely,

                                                /s/ Jeffrey L. Steele

                                                Jeffrey L. Steele